UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer: 	The Analytic Series
Fund
700 Flower Street,
Suite 2400
Los Angeles, CA  90017



2. The name of each series or class of securities for which the Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes ): [X]




3. Investment Company Act File Number: 811-7366

Securities Act File Number: 33-55758



4(a). Last day of fiscal year for which this Form is filed: December 31, 1997



4(b). [ ] Check box if this Form is being filed late
(I.e., more than 90 calendar days
after the end of the issuer's fiscal year).  (See
Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.








5. Calculation of registration
fee:




(i) Aggregate  price of
securities sold
during the fiscal
year:


$19,357,774


(ii) Aggregate  price of
securities
redeemed or
repurchased during
the fiscal year:


$36,928,510


(iii) Aggregate  price of
securities redeemed
or repurchased
during any prior
fiscal year ending
no earlier than
October 11, 1995
that were not
previously used to
reduce registration
fees payable to the
commission:






$20,628,167



(iv) Total available
redemption credits
[add Items 5(ii) and
5(iii)]:



$57,556,677


(v) Net sales -- if Item
5(I) is greater than
Item 5(iv) [subtract
Item 5(iv) from Item
5(I)]:




$0


(vi) Redemption credits
available for use in
future years - if
Item 5(i) is less
than Item
5(iv)[subtract Item
5(iv) from Item
5(i)]



$(38,198,903)


(vii) Multiplier for
determining
registration fee
(See Instruction
C.9):



X 1/3300

(viii) Registration fee due
[multiply Item 5(v)
by Item 5(vii)]
(enter "0" if no
fee is due):




=$0

6. Prepaid Shares


If the response to item 5(i) was determined by
deducting an amount of securities that were Registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before [effective date of recision of rule
24e-2], then report the amount of Securities (number of
shares or other units) deducted here:           .  If
there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .

7. Interest due -- if this Form
is being filed more than 90
days after the end of the
issuer's fiscal year (see
Instruction D):


+$0

8. Total of the amount of the
registration fee due plus
any interest due [line
5(viii) plus line 7]:



=$0



9. Date the registration fee
and any interest payment was
sent to the Commission's
lockbox depository:

Method of delivery:

[  ]  Wire Transfer
	[  ]  Mail or other
means



SIGNATURES

This report has been signed below by the following persons
 on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and
Title)*
/s/Robert R. Flaherty

Robert R. Flaherty

Assistant Treasurer


Date:  March 12, 1998


*Please print the name and title of the signing officer below the signature.